CURRENT FINANCIAL ASSETS AND OTHER FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Disclosure of financial assets	Current financial assets are as follows:

	At December 31,
	2023	2022
	(€ thousand)
Financial derivatives	55,562	80,233
Other financial assets	5,568	7,068
Current financial assets	61,130	87,301

Disclosure of derivative financial instruments
The following table sets forth a breakdown of derivative assets and liabilities at December 31, 2023 and 2022.

	At December 31,
	2023		2022
	Positive fair value	Negative fair value	Positive fair value	Negative fair value
	(€ thousand)
Cash flow hedge:
Currency swaps	34,542	(10,170)	41,270	(16,976)
Interest rate caps	17,407	—	36,771	—
Commodities	—	(174)	5	(772)
Total Cash flow hedges	51,949	(10,344)	78,046	(17,748)
Other foreign exchange derivatives	3,613	(3,195)	2,187	(2,245)
Current financial assets/(liabilities)	55,562	(13,539)	80,233	(19,993)
The following tables provide an analysis of outstanding derivative financial instruments by foreign currency based on their fair value and notional amounts:

	At December 31, 2023		At December 31, 2022
	Fair Value	Notional Amount	Fair Value	Notional Amount
	(€ thousand)
Currencies:
U.S. Dollar	32,069	2,515,057	49,466	2,385,494
Pound Sterling	(678)	145,216	2,811	121,881
Japanese Yen	14,086	392,343	2,711	275,700
Swiss Franc	(3,660)	106,911	(991)	108,459
Chinese Yuan	915	141,493	2,702	176,062
Other(1)	(709)	153,207	3,541	131,319
Total amount	42,023	3,454,227	60,240	3,198,915
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(1)    Other mainly includes the Australian Dollar, the Canadian Dollar and the Hong Kong Dollar.

Disclosure of reclassified gain/loss from other comprehensive income/(loss) to the consolidated income statement
The Group reclassified gains and losses, net of the related tax effects, from other comprehensive income/(loss) to the consolidated income statement as follows:

	For the years ended December 31,
	2023	2022	2021
	(€ thousand)
Net revenues/(costs)	48,393	(75,749)	7,275
Income tax (expense)/benefit	(13,502)	21,134	(2,030)
Total recognized in the consolidated income statement	34,891	(54,615)	5,245